Artisan Value Income Fund Average Annual Total Returns		12 Months Ended	34 Months Ended	92 Months Ended
	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
S&P 500 Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent				14.48%
Investor
Prospectus [Line Items]
Average Annual Return, Percent		9.68%	3.76%
Performance Inception Date	Feb. 28, 2022
Investor | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		8.94%	3.07%
Investor | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		6.04%	2.78%
Investor | S&P 500 Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		25.02%	12.74%
Investor | Dow Jones US Select Dividend Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		16.62%	6.57%
Advisor
Prospectus [Line Items]
Average Annual Return, Percent		9.76%	3.86%
Performance Inception Date	Feb. 28, 2022
Advisor | S&P 500 Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		25.02%	12.74%
Advisor | Dow Jones US Select Dividend Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		16.62%	6.57%
Institutional
Prospectus [Line Items]
Average Annual Return, Percent		9.81%	3.89%
Performance Inception Date	Feb. 28, 2022
Institutional | S&P 500 Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		25.02%	12.74%
Institutional | Dow Jones US Select Dividend Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		16.62%	6.57%